SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Feb. 28, 2026	Feb. 28, 2025
SHORT-TERM INVESTMENTS.
Held-to-maturity investments	$ 287,141	$ 445,356
Variable-rate financial instruments	1,428,305	1,401,764
Short-term investments	$ 1,715,446	$ 1,847,120